Taxation - Components of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current
Allowance for doubtful accounts	$ 61	367	307
Accrued staff cost	3,227	19,538	10,468
Accrued expenses	867	5,251	11,231
Revenue recognition	1,846	11,174	3,621
Tax losses	403	2,437	1,483
Valuation allowances	(349)	(2,114)
Net current deferred tax assets	6,055	36,653	27,110
Total deferred tax assets	6,055	36,653	27,110
Current
Outside basis difference			(26,629)
Total current deferred tax liabilities			(26,629)
Non-current
Intangible assets	(1,787)	(10,816)	(12,181)
Outside basis difference	(77,789)	(470,911)	(456,657)
Total non-current deferred tax liabilities	(79,576)	(481,727)	(468,838)
Total deferred tax liabilities	$ (79,576)	(481,727)	(495,467)